Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Estimated Fair Values Of Financial Assets (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, including those in restricted funds	$ 246,810	$ 142,372
Interest rate swap contract	(162,307)
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, including those in restricted funds	216,535
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, including those in restricted funds	30,275
Interest rate swap contract	(162,307)
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, including those in restricted funds
Interest rate swap contract